Label	Element	Value
T. Rowe Price U.S. Large-Cap Core Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Large-Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 90.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of large-cap U.S. companies.

The fund defines a large-cap company as one whose market capitalization is larger than the median market capitalization of companies in the Russell® 1000 Index. As of December 31, 2022, the median market capitalization of the Russell 1000® Index was approximately $12.22 billion. The market capitalizations of the companies in the fund’s portfolio and the Russell index change over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below the median market capitalization of companies in the Russell index.

The fund uses fundamental, bottom-up research and takes a core approach to stock selection, which includes both growth and value styles of investing. Because the fund has the flexibility to look for stocks with either growth or value characteristics, stocks will be selected that we believe have the most favorable combination of company fundamentals, earnings potential, and valuation. Sector allocations are largely the result of the fund’s focus on bottom-up stock selection.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

In selecting stocks, the adviser typically seeks out companies with one or more of the following characteristics:

• experienced and capable management;

• above-average earnings growth, cash flow growth, or profit margins;

• leading or improving market position or proprietary advantages;

• attractive business niche with the potential to sustain earnings momentum even during times of slow economic growth;

• attractive valuation relative to a company’s peers or its own historical norm;

• low stock price relative to a company’s underlying asset values; and/or

• potential to conduct share repurchases.

Through bottom-up fundamental analysis, the fund seeks to identify the most attractively valued large U.S. companies with capital appreciation potential, by placing less emphasis on economic trends, business cycles, or the industry in which the company operates.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of large-cap U.S. companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by small- and mid-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small- and mid-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Investing style Because the fund may hold stocks with either growth or value characteristics, it could underperform other funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value for a long time (or at all) or that they are actually appropriately priced at a low level.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Information technology sector Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	17.67%	Worst Quarter	3/31/20	-19.62%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	11.54%	[1]
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	20.45%	[2]
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | Lipper Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | Lipper Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%	[1]
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | Lipper Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.00%)
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	11.39%
Since Inception	rr_AverageAnnualReturnSinceInception	19.74%	[2]
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[3]
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.64%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	212
5 Years	rr_ExpenseExampleYear05	377
10 Years	rr_ExpenseExampleYear10	$ 859
Annual Return 2013	rr_AnnualReturn2013	31.78%
Annual Return 2014	rr_AnnualReturn2014	11.89%
Annual Return 2015	rr_AnnualReturn2015	8.20%
Annual Return 2016	rr_AnnualReturn2016	7.11%
Annual Return 2017	rr_AnnualReturn2017	20.93%
Annual Return 2018	rr_AnnualReturn2018	(3.39%)
Annual Return 2019	rr_AnnualReturn2019	29.50%
Annual Return 2020	rr_AnnualReturn2020	15.58%
Annual Return 2021	rr_AnnualReturn2021	25.65%
Annual Return 2022	rr_AnnualReturn2022	(15.16%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.62%)
1 Year	rr_AverageAnnualReturnYear01	(15.16%)
5 Years	rr_AverageAnnualReturnYear05	9.04%
10 Years	rr_AverageAnnualReturnYear10	12.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2009
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.95%)
5 Years	rr_AverageAnnualReturnYear05	7.76%
10 Years	rr_AverageAnnualReturnYear10	10.92%
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.36%)
5 Years	rr_AverageAnnualReturnYear05	6.93%
10 Years	rr_AverageAnnualReturnYear10	9.81%
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	$ 726
1 Year	rr_AverageAnnualReturnYear01	(15.08%)
5 Years	rr_AverageAnnualReturnYear05	9.18%
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	$ 1,190
1 Year	rr_AverageAnnualReturnYear01	(15.44%)
5 Years	rr_AverageAnnualReturnYear05	8.72%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2009
T. Rowe Price U.S. Large-Cap Core Fund, Inc. | Z Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none	[5]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
1 Year	rr_AverageAnnualReturnYear01	(14.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2020

[1]	Return since 11/29/16.
[2]	Return since 3/16/20.
[3]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[4]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2025) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.64%. The agreement may only be terminated at any time after April 30, 2025, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.64%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

[5]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.